Restricted Stock Units	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Restricted Stock Units

14. RESTRICTED STOCK UNITS (RSUs)

On March 24, 2020, the Board’s Compensation Committee approved the grant of 113,506 RSUs to a new manager of the Company. These RSUs have no performance conditions and vest as follows: (i) 25% of the shares vest on February 1, 2021 and (ii) the remaining 75% vests in equal quarterly installments over a three-year period starting from February 1, 2021.

The following table sets forth the activity related to the number of outstanding RSUs for the three months ended March 31, 2020:

	Number of shares	Weighted- average grant date fair value (per share)
Non-vested as of December 31, 2019	3,336,095	$8.25
Vested	(137,104)	8.25
Granted	113,506	6.23
Cancelled	(132,897)	8.25

Non-vested as of March 31, 2020	3,179,600	$8.18

RSUs compensation expense for the three months ended March 31, 2020 was $6.2 million, which was recorded as follows (in thousands):

	Three Months Ended March 31,
	2020	2019
Research and development	$1,312	$—
Sales and marketing	1,053	—
General and administrative	3,839	—

Total	$6,204	$—

As of March 31, 2020, there was $19.2 million of unrecognized compensation cost related to non-vested RSUs to be recognized over a weighted-average remaining period of 1.55 years.

22. RESTRICTED STOCK UNITS

In December 2019, RSUs were granted to certain employees, directors and advisory board members of the Company for a total of 3,336,095 RSUs shares with an aggregate grant date fair value of $27.5 million, based on a per share grant date fair value of $8.25. In particular:

•

The Board of Directors adopted a form of Restricted Stock Unit award Agreement and granted to certain employees of the Company or its subsidiaries (i) 931,243 RSUs that vest in one year from the grant date, (ii) 124,723 RSUs that vest upon the final determination, if any, that the Business Combination’s definition of 2019 targeted adjusted EBITDA is achieved, and (iii) 124,718 RSUs that vest upon the final determination, if any, that the Business Combination’s definition of 2020 targeted adjusted EBITDA is achieved.

•

The Board of Directors of the Company granted to certain employees, directors and advisory board members of the Company a total of 2,020,411 RSUs. These RSUs have no performance conditions and vest as follows: (i) 25% of the shares vest on February 1, 2021 and (ii) the remaining 75% vests in equal quarterly installments over a three-year period starting from February 1, 2021.

•

The Board of Directors of the Company and certain advisory board members were granted a total of 135,000 RSUs. These RSUs have no performance conditions and vest 40% on February 1, 2020 with the remaining RSUs vesting ratably over the subsequent three quarters.

The following table sets forth the movements in the number of outstanding RSUs for the year ended December 31, 2019:

	Number of shares	Weighted- average grant date fair value (per share)
Non-vested as of December 31, 2018	—	$—
Granted	3,336,095	8.25

Non-vested as of December 31, 2019	3,336,095	$8.25

RSUs compensation expense for the year ended December 31, 2019 was $996,000, which was recorded as follows (in thousands):

Year Ended December 31, 2019
Research and development	$299
Sales and marketing	115
General and administrative	582

Total	$996

As of December 31, 2019, there was $26.5 million of unrecognized compensation cost related to non-vested RSUs to be recognized over a weighted-average remaining period of 1.75 years.